Reserves - Summary of Reserves (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Disclosure of reserves within equity [line items]
Share-based payment reserve		$ 45,642,323	$ 42,462,654
Foreign currency translation reserve		(20,442,256)	(16,626,921)
Convertible loan note reserve		4,523,095	4,523,095
Reserves		29,723,162	30,358,828
Foreign currency translation reserve		(20,442,256)	(16,626,918)
Balance at the beginning of the year	$ 251,133,478	183,936,275	226,056,269	$ 138,449,834
Equity settled share-based payments	5,135,987	3,179,670	5,301,155	12,028,757
Balance at the end of the year	226,056,269	137,590,257	183,936,275	$ 251,133,478
Share-based Payment Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year		42,462,654	37,161,498
Performance rights cash-settled in current period		(603,932)	(296,432)
Cashless exercise of options		(1,605,677)
Equity settled share-based payments		5,523,560	5,621,960
Exchange differences		(134,282)	(24,372)
Balance at the end of the year	37,161,498	45,642,323	42,462,654
Foreign Currency Translation Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year		(16,626,918)	(15,136,944)
Exchange differences on translation of foreign operations		(3,813,897)	(1,489,974)
Balance at the end of the year	$ (15,136,944)	$ (20,440,815)	$ (16,626,918)